Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of products and services [line items]
Assets and liabilities held at fair value

The following table shows the Barclays Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2018				2017
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	51,029	49,545	3,613	104,187	63,925	47,858	1,977	113,760
Financial assets at fair value through the income statement	8,918	131,348	9,382	149,648	4,347	104,187	7,747	116,281
Derivative financial assets	6,813	210,510	5,215	222,538	3,786	228,549	5,334	237,669
Available for sale investments	-	-	-	-	22,841	30,571	395	53,807
Financial assets at fair value through other comprehensive income	19,764	32,697	355	52,816	-	-	-	-
Investment property	-	-	9	9	-	-	116	116
Assets included in disposal groups classified as held for sale[a]	-	-	-	-	-	-	29	29
Total assets	86,524	424,100	18,574	529,198	94,899	411,165	15,598	521,662

Trading portfolio liabilities	(20,654)	(17,225)	(3)	(37,882)	(20,905)	(16,442)	(4)	(37,351)
Financial liabilities designated at fair value	(76)	(216,478)	(280)	(216,834)	-	(173,238)	(480)	(173,718)
Derivative financial liabilities	(6,152)	(208,748)	(4,743)	(219,643)	(3,631)	(229,517)	(5,197)	(238,345)
Total liabilities	(26,882)	(442,451)	(5,026)	(474,359)	(24,536)	(419,197)	(5,681)	(449,414)

Note

a Disposal groups held for sale and measured at fair value less cost to sell are included in the fair value table.

Analysis of movements in Level 3 assets and liabilities

The following table summarises the movements in the Level 3 balances during the period. Transfers have been reflected as if they had taken place at the beginning of the year.

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2018[a]					Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2018
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	49	14	(49)	-	-	-	-	-	-	-	14
Corporate debt	871	108	(88)	-	(23)	9	-	-	39	(528)	388
Non-asset backed loans	166	5,514	(3,480)	-	-	-	-	-	71	(8)	2,263
Asset backed securities	627	205	(168)	-	(2)	(21)	-	-	58	(35)	664
Equity cash products	68	18	(9)	-	-	(16)	-	-	107	(32)	136
Other	196	4	(6)	-	(20)	(32)	-	-	145	(139)	148
Trading portfolio assets	1,977	5,863	(3,800)	-	(45)	(60)	-	-	420	(742)	3,613

Non-asset backed loans	6,073	74	-	-	(508)	49	-	-	-	-	5,688
Private equity investments	688	279	(114)	-	-	2	117	-	125	(26)	1,071
Equity cash products	398	87	(1)	-	-	1	74	-	-	-	559
Other	360	6,624	(4,920)	-	(47)	29	18	-	-	-	2,064
Financial assets at fair value through the income statement	7,519	7,064	(5,035)	-	(555)	81	209	-	125	(26)	9,382

Equity cash products	36	-	(16)	-	-	-	-	-	-	(18)	2
Private equity investments	129	-	-	-	-	-	-	-	-	(129)	-
Other	40	-	-	-	-	-	-	(1)	314	-	353
Fair value through other comprehensive income	205	-	(16)	-	-	-	-	(1)	314	(147)	355

Investment property	116	9	(115)	-	-	-	(1)	-	-	-	9

Trading portfolio liabilities	(4)	-	-	-	-	(3)	-	-	-	4	(3)

Certificates of deposit, commercial paper and other money market instruments	(250)	-	-	-	5	-	(3)	-	-	238	(10)
Issued debt	(214)	-	-	(4)	9	33	-	-	(225)	150	(251)
Other	(16)	-	-	-	4	-	(7)	-	-	-	(19)
Financial liabilities designated at fair value	(480)	-	-	(4)	18	33	(10)	-	(225)	388	(280)

Interest rate derivatives	(150)	1	(1)	-	196	(25)	-	-	(71)	72	22
Foreign exchange derivatives	37	-	-	-	(9)	5	-	-	(13)	(13)	7
Credit derivatives	1,146	(6)	3	-	(12)	(85)	-	-	7	(3)	1,050
Equity derivatives	(896)	72	(570)	-	125	73	1	-	128	460	(607)
Commodity derivatives	-	-	-	-	-	-	-	-	-	-	-
Net derivative financial instruments[b]	137	67	(568)	-	300	(32)	1	-	51	516	472

Assets and liabilities held for sale	-	-	-	-	-	-	-	-	-	-	-

Total	9,470	13,003	(9,534)	(4)	(282)	19	199	(1)	685	(7)	13,548

Net assets held for sale measured at fair value on non-recurring basis
Total	9,470	13,003	(9,534)	(4)	(282)	19	199	(1)	685	(7)	13,548

Notes

a Balances as at 1 January 2018 include the IFRS 9 transition impact. Balances as at 31 December 2017 have been presented on an IAS 39 basis.

b The derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £5,215m (2017: £5,334m) and derivative financial liabilities are £4,743m (2017: £5,197m).

Analysis of movements in Level 3 assets and liabilities
	As at 1 January 2017	Purchases	Sales	Issues	Settlements	Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2017
						Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	3	46	-	-	-	-	-	-	-	-	49
Corporate debt	969	73	(47)	-	(98)	21	-	-	6	(53)	871
Non-asset backed loans	151	435	(187)	-	(221)	(8)	-	-	1	(5)	166
Asset backed securities	515	195	(78)	-	(9)	9	-	-	-	(5)	627
Equity cash products	77	24	(11)	-	-	(19)	-	-	-	(3)	68
Other	350	2	(77)	-	(97)	25	(1)	-	3	(9)	196
Trading portfolio assets	2,065	775	(400)	-	(425)	28	(1)	-	10	(75)	1,977

Non-asset backed loans	8,616	-	-	-	(2,284)	159	-	-	-	-	6,491
Asset backed loans	201	27	(25)	-	(3)	(17)	(3)	-	6	(31)	155
Private equity investments	562	26	(127)	-	(1)	(1)	29	-	21	(11)	498
Equity cash products[a]	185	-	-	-	(1)	(7)	205	-	16	-	398
Other[a]	383	4,675	(4,646)	-	(247)	41	(8)	-	16	(9)	205
Financial assets at fair value through the income statement	9,947	4,728	(4,798)	-	(2,536)	175	223	-	59	(51)	7,747

Equity cash products	73	-	-	-	-	-	1	2	5	(45)	36
Private equity investments	294	15	(78)	-	-	-	(5)	37	60	(4)	319
Other	5	36	-	-	(2)	-	-	1	-	-	40
Available for sale investments	372	51	(78)	-	(2)	-	(4)	40	65	(49)	395

Investment property	81	114	(69)	-	-	-	(10)	-	-	-	116

Trading portfolio liabilities	(7)	(4)	1	-	-	2	-	-	(1)	5	(4)

Certificates of deposit, commercial paper and other money market instruments	(319)	-	69	-	-	-	9	-	(104)	95	(250)
Issued debt	(298)	-	84	-	-	-	-	-	-	-	(214)
Other	(223)	-	-	-	204	-	(6)	-	-	9	(16)
Financial liabilities designated at fair value	(840)	-	153	-	204	-	3	-	(104)	104	(480)

Interest rate derivatives	899	58	(1)	-	(208)	(166)	-	-	(11)	(721)	(150)
Foreign exchange derivatives	81	-	-	-	(12)	27	-	-	(13)	(46)	37
Credit derivatives	1,370	5	(2)	-	(29)	(128)	-	-	(69)	(1)	1,146
Equity derivatives	(970)	(220)	(14)	-	374	(43)	-	-	(16)	(7)	(896)
Commodity derivatives	(5)	-	-	-	-	4	-	-	1	-	-
Net derivative financial instruments	1,375	(157)	(17)	-	125	(306)	-	-	(108)	(775)	137

Assets and liabilities held for sale	574	-	(574)	-	-	-	-	-	-	-	-

Total	13,567	5,507	(5,782)	-	(2,634)	(101)	211	40	(79)	(841)	9,888
Net assets held for sale measured at fair value on non-recurring basis											29

Total	13,567	5,507	(5,782)	-	(2,634)	(101)	211	40	(79)	(841)	9,917

Note

a Preference shares of £390m were reclassified from others to equity cash products

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end

Unrealised gains and losses on Level 3 financial assets and liabilities

The following table discloses the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end
	2018				2017
	Income statement		Other compre-hensiveincome		Income statement		Other compre-hensive income
	Trading income	Other income		Total	Trading income	Other income		Total[a]
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(60)	-	-	(60)	(34)	-	-	(34)
Financial assets at fair value through the income statement	68	206	-	274	147	200	-	347
Available for sale investments	-	-	-	-	-	(4)	29	25
Fair value through other comprehensive income	-	-	(1)	(1)	-	-	-	-
Investment property	-	(1)	-	(1)	-	(10)	-	(10)
Trading portfolio liabilities	(3)	-	-	(3)	3	-	-	3
Financial liabilities designated at fair value	55	-	-	55	58	10	-	68
Net derivative financial instruments	(14)	-	-	(14)	(301)	-	-	(301)
Total	46	205	(1)	250	(127)	196	29	98

Sensitivity analysis of valuations using unobservable inputs
Sensitivity analysis of valuations using unobservable inputs
	2018				2017
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	80	-	(162)	-	114	-	(138)	-
Foreign exchange derivatives	7	-	(10)	-	6	-	(6)	-
Credit derivatives	126	-	(73)	-	106	-	(79)	-
Equity derivatives	110	-	(112)	-	99	-	(99)	-
Commodity derivatives	1	-	(1)	-	3	-	(3)	-
Corporate debt	10	-	(2)	-	4	-	(3)	-
Non asset backed loans	274	-	(458)	-	243	-	(468)	-
Asset backed securities	-	-	-	-	1	-	-	-
Equity cash products	121	-	(155)	-	12	24	(8)	(24)
Private equity investments	230	-	(241)	-	133	13	(138)	(13)
Other[a]	2	-	(2)	-	5	-	(5)	-
Total	961	-	(1,216)	-	726	37	(947)	(37)

Note

a Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, physical commodities and investment property.

Significant unobservable inputs

Significant unobservable inputs

The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s) [c]	Significant unobservable inputs	2018Range		2017Range
			Min	Max	Min	Max	Units[a]
Derivative financial instruments[b]
Interest rate derivatives	Discounted cash flows	Inflation forwards	1	2	1	3%
		Credit spread	6	897	45	1,320	bps
		Yield	0.1	0.2	0.1	0.1	bps
	Comparable pricing	Price	-	100	-	100	points
	Option model	Inflation volatility	33	174	35	201	bps vol
		IR - IR correlation	(26)	100	(24)	99%
		FX - IR correlation	(30)	78	(30)	24%
		Interest rate volatility	10	199	5	353	bps vol
Credit derivatives	Discounted cash flows	Credit spread	142	209	122	190	bps
	Comparable pricing	Price	10	96	97	97	points
Equity derivatives	Option model	Equity volatility	2	81	3	92%
		Equity - equity correlation	(100)	100	(100)	100%
	Discounted cash flow	Discounted margin	(171)	301	(105)	301	bps
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	30	531	30	596	bps
		Credit spread	25	800	300	726	bps
		Price	-	118	-	50	points
	Comparable pricing	Price	-	100	-	100	points
Reverse repurchase and repurchase agreements	Discounted cash flows	Funding spread	(20)	139	-	-	bps
Asset backed securities	Comparable pricing	Price	-	102	-	99	points
Private equity investments	EBITDA multiple	EBITDA multiple	7	8	8	13	Multiple
	Discounted cash flows	EBITDA	-	153	-	129	£m
		Discount margin	8	10	8	10%
Other[d]	Discounted cash flows	Credit spread	143	575	152	299	bps

Notes

a The units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.

b Certain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 6-897bps (2017: 31-596bps).

c A range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions

d Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, physical commodities and investment property

Fair value adjustments

Fair value adjustments

Key balance sheet valuation adjustments are quantified below:

	2018	2017
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(457)	(391)
Uncollateralised derivative funding	(47)	(45)
Derivative credit valuation adjustments	(125)	(103)
Derivative debit valuation adjustments	237	131

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value

The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Barclays Group’s balance sheet:

	2018					2017
	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Loans and advances at amortised cost
– Home loans	150,284	148,897	-	-	148,897	147,002	145,262	-	-	145,262
– Credit cards, unsecured and other retail lending	54,560	56,462	657	-	55,805	55,767	55,106	655	-	54,451
– Finance lease receivables[a]	1,886	2,057				2,854	2,964
– Corporate loans	119,676	117,848	3,942	68,955	44,951	123,532	121,666	8,986	63,930	48,750
Reverse repurchase agreements and other similar secured lending	2,308	2,308	-	2,308	-	12,546	12,546	-	12,546	-
Assets included in disposal groups classified as held for sale[b]	-	-	-	-	-	1,164	1,195	-	-	1,195

Financial liabilities
Deposits at amortised cost
– Banks	(14,166)	(14,166)	(4,636)	(9,530)	-	(12,153)	(12,159)	(4,375)	(7,784)	-
– Current and demand accounts	(148,714)	(148,714)	(148,714)	-	-	(145,950)	(145,927)	(145,927)	-	-
– Savings accounts	(137,589)	(137,589)	(137,589)	-	-	(134,339)	(134,369)	(134,369)	-	-
– Other time deposits	(94,369)	(94,388)	(57,966)	(30,576)	(5,846)	(106,259)	(106,324)	(62,750)	(37,723)	(5,851)
Repurchase agreements and other similar secured borrowing	(18,578)	(18,578)	-	(18,578)	-	(40,338)	(40,338)	-	(40,338)	-
Debt securities in issue	(82,286)	(81,687)	-	(78,315)	(3,372)	(73,314)	(74,752)	-	(72,431)	(2,321)
Subordinated liabilities	(20,559)	(21,049)	-	(21,049)	-	(23,826)	(25,084)	-	(25,084)	-

Notes

a The fair value hierarchy for finance lease receivables is not required as part of the standard.

b Disposal groups held for sale and measured at fair value less cost to sell are included in the fair value table.

By Product type [Member]
Disclosure of products and services [line items]
Assets and liabilities held at fair value

The following table shows the Barclays Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and product type:

Assets and liabilities held at fair value by product type
	Assets			Liabilities
	Valuation technique using			Valuation technique using
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	£m	£m	£m	£m	£m	£m
As at 31 December 2018
Interest rate derivatives	-	122,794	2,478	-	(118,227)	(2,456)
Foreign exchange derivatives	-	63,996	192	-	(63,952)	(185)
Credit derivatives	-	9,373	1,381	-	(9,188)	(331)
Equity derivatives	6,813	12,934	1,136	(6,152)	(16,001)	(1,743)
Commodity derivatives	-	1,413	28	-	(1,380)	(28)
Government and government sponsored debt	41,812	51,644	14	(9,396)	(11,171)	-
Corporate debt	-	14,664	456	-	(5,061)	-
Certificates of deposit, commercial paper and other money market instruments	-	1,135	-	-	(8,556)	(10)
Margin lending	-	10,388	-	-	(26,875)	-
Reverse repurchase and repurchase agreements	-	118,273	768	-	(138,460)	-
Non-asset backed loans	-	7,406	8,304	-	-	-
Asset backed securities	-	2,314	688	-	(245)	-
Issued debt	-	-	-	-	(42,101)	(251)
Equity cash products	37,816	7,195	698	(11,258)	(1,181)	(3)
Private equity investments	7	-	1,071	-	-	(19)
Assets and liabilities held for sale	-	-	-	-	-	-
Other[a]	76	571	1,360	(76)	(53)	-
Total	86,524	424,100	18,574	(26,882)	(442,451)	(5,026)

As at 31 December 2017
Interest rate derivatives	-	150,325	2,718	-	(143,890)	(2,867)
Foreign exchange derivatives	-	54,783	160	-	(53,346)	(124)
Credit derivatives	-	11,163	1,386	-	(11,312)	(240)
Equity derivatives	3,786	9,848	1,064	(3,631)	(18,527)	(1,961)
Commodity derivatives	-	2,430	6	-	(2,442)	(5)
Government and government sponsored debt	34,783	49,853	49	(13,079)	(13,116)	-
Corporate debt	-	15,098	871	-	(3,580)	(4)
Certificates of deposit, commercial paper and other money market instruments	-	1,491	-	-	(7,377)	(250)
Reverse repurchase and repurchase agreements	-	100,038	-	-	(126,691)	-
Non-asset backed loans	-	5,710	6,657	-	-	-
Asset backed securities	-	1,837	626	-	(221)	-
Issued debt	-	-	-	-	(38,176)	(214)
Equity cash products [b]	56,322	7,690	502	(7,826)	(388)	-
Private equity investments	8	1	817	-	-	(16)
Assets and liabilities held for sale	-	-	29	-	-	-
Other[a,b]	-	898	713	-	(131)	-
Total	94,899	411,165	15,598	(24,536)	(419,197)	(5,681)

Notes

a Level 3 preference shares of £390m were reclassified from others to equity cash products

b Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, physical commodities and investment property.